Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Mar. 31, 2026
Condensed Financial Information Disclosure [Abstract]
Schedule of Parent Company Condensed Balance Sheets

CHINA SXT PHARMACEUTICALS, INC. AND SUBSIDIARIES
PARENT COMPANY CONDENSED BALANCE SHEETS

	As of March 31,
	2026	2025
ASSETS
Cash and cash equivalents	10,536,882	231,028
Advance to suppliers	270,000	-
Investments in subsidiaries and consolidated VIE	19,532,886	15,569,167
Total Assets	$30,339,768	$15,800,195

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Accrued expenses and other liabilities	632,346	360,433
Total liabilities	632,346	360,433
Shareholders’ Equity:
Ordinary shares, unlimited shares authorized, no par value, 958,077 class A ordinary shares issued and outstanding 4 class B ordinary shares issued as of March 31, 2026 (91,756 shares issued and outstanding as of March 31, 2025)*	$64,125,702	$44,530,601
Accumulated deficits	(34,220,402)	(28,015,317)
Accumulated other comprehensive loss	(197,878)	(1,075,522)

Total shareholders’ equity	29,707,422	15,439,762
Total liabilities and shareholders’ equity	$30,339,768	$15,800,195

*	Retrospectively restated for effect of reverse stock splits on October 5, 2023 and February 25, 2025,and for the Share Consolidation on February 3, 2026.

Schedule of Parent Company Statements of Operations and Comprehensive Income	PARENT COMPANY STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
	For the years ended March 31,
	2026	2025	2024
	US$	US$	US$
Share of income (loss) of subsidiaries	$85,013	$(2,114,250)	(2,462,054)
General and administrative expenses	(6,279,660)	(579,713)	(610,178)
Other loss	(10,438)	(609,689)	(26,300)
Net loss	(6,205,085)	(3,303,652)	(3,098,532)

Schedule of Parent Company Statements Of Cash Flows	PARENT COMPANY STATEMENTS OF CASH FLOWS
	For the years ended March 31,
	2026	2025	2024
	US$	US$	US$
Net cash used in (provided by) operating activities	$(3,983,508)	$(4,221,950)	$1,131,357
Net cash provided by (used in) financing activities	$14,289,362	$3,965,987	$(647,900)
Net increase (decreased) in cash	$10,305,854	$(255,963)	$483,457
Cash at the beginning of the year	$231,028	$486,991	$3,534
Cash at the end of the year	$10,536,882	$231,028	$486,991